Consolidated balance sheet - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 9,018,818,000	R$ 8,345,871,000
Marketable securities	12,971,547,000	12,823,886,000
Trade accounts receivable	9,132,860,000	6,848,454,000
Inventories	7,962,324,000	5,946,948,000
Recoverable taxes	1,109,619,000	888,539,000
Derivative financial instruments	1,006,427,000	2,676,526,000
Advances to suppliers	92,133,000	113,743,000
Other assets	889,232,000	925,105,000
Total current assets	42,182,960,000	38,569,072,000
Non-current assets
Marketable securities	391,964,000	443,400,000
Recoverable taxes	1,179,125,000	1,373,647,000
Deferred taxes	7,984,015,000	545,213,000
Derivative financial instruments	2,880,673,000	1,753,928,000
Advances to suppliers	2,503,537,000	2,242,229,000
Judicial deposits	487,993,000	361,693,000
Other assets	156,880,000	182,463,000
Biological assets	22,283,001,000	18,278,582,000
Investments	1,816,923,000	608,013,000
Property, plant and equipment	64,986,040,000	59,289,069,000
Right of use	5,180,691,000	5,196,631,000
Intangible	13,902,303,000	14,749,085,000
Total non-current assets	123,753,145,000	105,023,953,000
TOTAL ASSETS	165,936,105,000	143,593,025,000
Current liabilities
Trade accounts payable	6,033,285,000	5,572,219,000
Loans, financing and debentures	10,501,387,000	4,758,247,000
Lease liabilities	872,228,000	753,399,000
Derivative financial instruments	2,760,273,000	578,763,000
Taxes payable	363,715,000	443,454,000
Payroll and charges	1,232,971,000	766,905,000
Liabilities for assets acquisitions and subsidiaries	21,166,000	93,405,000
Dividends and interest on own capital payable	2,200,917,000	1,316,528,000
Advances from customers	145,200,000	172,437,000
Other liabilities	346,796,000	339,683,000
Total current liabilities	24,477,938,000	14,795,040,000
Non-current liabilities
Loans, financing and debentures	90,934,144,000	72,414,445,000
Lease liabilities	6,100,687,000	5,490,383,000
Derivative financial instruments	7,694,547,000	1,857,309,000
Liabilities for assets acquisitions and subsidiaries	99,324,000	93,782,000
Provision for judicial liabilities	2,926,750,000	2,860,409,000
Employee benefit plans	721,560,000	833,683,000
Deferred taxes	12,596,000	11,377,000
Share-based compensation plans	361,974,000	268,489,000
Advances from customers	74,715,000	74,715,000
Other liabilities	116,295,000	83,093,000
Total non-current liabilities	109,042,592,000	83,987,685,000
TOTAL LIABILITIES	133,520,530,000	98,782,725,000
Equity
Share capital	19,235,546,000	9,235,546,000
Capital reserves	60,226,000	26,744,000
Treasury shares	(1,339,197,000)	(1,484,014,000)
Profit reserves	12,978,898,000	35,376,198,000
Other reserves	1,348,796,000	1,538,296,000
Controlling shareholders'	32,284,269,000	44,692,770,000
Non-controlling interest	131,306,000	117,530,000
Total equity	32,415,575,000	44,810,300,000
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	R$ 165,936,105,000	R$ 143,593,025,000